Investments in associates and joint ventures - Narrative (Details) - EUR (€)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	€ 600,000	€ 1,500,000	€ 0